Fair values - Summary of fair values of financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
At fair value
Financial instruments
Financial assets (liabilities)	€ 434,927	€ 417,254
Financial assets (liabilities) at fair value	434,927	417,254
Amortised cost, liabilities | Non-current loan liabilities | Level 3
Financial instruments
Financial liabilities	328,295	326,344
Financial liabilities, at fair value	306,574	336,412
Fair value through profit and loss, liabilities
Financial instruments
Financial liabilities, at fair value	(7,664)	(10,447)
Fair value through profit and loss, liabilities | Level 2
Financial instruments
Financial liabilities, at fair value	(7,358)	(9,344)
Fair value through profit and loss, liabilities | Level 3
Financial instruments
Financial liabilities, at fair value	(306)	(1,103)
Fair value through profit and loss, liabilities | Derivative financial instruments, liabilities | At fair value
Financial instruments
Financial liabilities	(7,358)	(9,344)
Financial liabilities, at fair value	(7,358)	(9,344)
Fair value through profit and loss, liabilities | Contingent consideration | At fair value
Financial instruments
Financial liabilities	(306)	(1,103)
Financial liabilities, at fair value	(306)	(1,103)
Fair value through other comprehensive income
Financial instruments
Financial assets, at fair value	311,899	158,908
Fair value through other comprehensive income | Level 1
Financial instruments
Financial assets, at fair value	311,899	158,908
Fair value through other comprehensive income | Investments | At fair value
Financial instruments
Financial assets	311,899	158,908
Financial assets, at fair value	311,899	158,908
Fair value through profit and loss, assets
Financial instruments
Financial assets, at fair value	130,692	268,793
Fair value through profit and loss, assets | Level 1
Financial instruments
Financial assets, at fair value	70,133	244,866
Fair value through profit and loss, assets | Level 2
Financial instruments
Financial assets, at fair value	8,215
Fair value through profit and loss, assets | Level 3
Financial instruments
Financial assets, at fair value	52,344	23,927
Fair value through profit and loss, assets | Long-term investments | At fair value
Financial instruments
Financial assets	122,477	268,793
Financial assets, at fair value	122,477	268,793
Fair value through profit and loss, assets | Derivative financial instruments, assets | At fair value
Financial instruments
Financial assets	8,215	0
Financial assets, at fair value	€ 8,215	€ 0